Organization And Principal Activities - Additional Information (Detail)	12 Months Ended
Dec. 31, 2023
Place of Incorporation	E9
Subsidiaries | Shanghai 100me Internet Technology Co., Ltd. ("Shanghai 100me")
Date of Incorporation	Mar. 26, 2014
Place of Incorporation	F4